Accrued Pension and Severance Costs (Schedule of Changes in Pension Related Adjustments (Before Tax) Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accrued Pension And Severance Costs [Abstract]
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	¥ (5,995)	¥ 165	¥ (1,908)
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(99)	328
Amortization of actuarial gain	898	919	790
Amortization of prior service benefit and other	(168)	(168)	(168)
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	631	1,079
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(7,172)	(797)
Amortization of actuarial gain	378	345	¥ 241
Translation adjustments	168	(462)
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	¥ (6,626)	¥ (914)